Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Realized gain on investments	$ (4.6)	$ (0.6)
Gain on disposition of intangible asset	(7.0)	0.0
Unrealized gain on equity securities	(6.1)	(10.5)
Other	4.1	5.9
Total other income	$ (13.6)	$ (5.2)